Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of compensation expense related to its share-based compensation awards
	Nine Months Ended September 30,
	2021	2020
Sales and marketing	$130	$2
Research and development	—	3
General and administrative	169	—
Total share-based compensation expense	$299	$5

	Year Ended December 31,
	2020	2019
Cost of sales	$—	$—
Sales and marketing	2	279
Research and development	3	61
General and administrative	—	297
Total share-based compensation expense	$5	$637

Schedule of option activity
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	20,050	$199.06
Granted	—	$—
Exercised	—	$—
Forfeited	(17,450)	$160.93
Options outstanding at December 31, 2019	2,600	$781.19
Granted	130,000	$2.52
Exercised	(30,000)	$2.52
Forfeited	(1,425)	$995.07
Options outstanding at December 31, 2020	101,175	$8.94	5.4	$—
Vested and expected to vest at December 31, 2020	101,175	$8.94	5.4	$—
Exercisable at December 31, 2020	101,175	$8.94	5.4	$—

Schedule of restricted stock units
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding – January 1, 2019	53,004	$31.21
Granted	100,000	$2.51
Vested and released	(131,541)	$9.68
Forfeited	(665)	$64.95
Outstanding – December 31, 2019	20,798	$4.99
Granted	—	$—
Vested and released	(20,420)	$3.82
Forfeited	(378)	$68.02
Outstanding – December 31, 2020	—	$—

Schedule of restricted stock units
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding – January 1, 2019	—	$—
Granted	194,000	$1.20
Vested	(194,000)	$1.20
Outstanding – December 31, 2019	—	$—
Granted	400,841	$1.92
Vested	(400,841)	$1.92
Outstanding – December 31, 2020	—	$—